Other Investments - Analysis of net realized and unrealized gains on other investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Investments [Line Items]
Net unrealized gains (losses)	$ 202,852	$ 169,220
Net realized gains (losses)	35,189	(1,896)	13,705
Alternative funds
Other Investments [Line Items]
Net unrealized gains (losses)	158,825	130,702
Net realized gains (losses)	30,858	(2,153)	10,120
Private investment funds
Other Investments [Line Items]
Net unrealized gains (losses)	44,027	38,518
Net realized gains (losses)	$ 4,331	$ 257	$ 3,585